Segmented Information - Schedule of Segmented Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Metal revenues	$ 104,527	$ 105,162
Production costs	(102,263)	(69,818)
Depreciation and depletion	(8,600)	(4,641)
Corporate and administrative expenses	(12,334)	(8,637)
Loss on sale of asset	(1,589)
Impairment of El Sauzal Plant	(8,963)
(Loss) earnings from operations	(29,222)	22,066
Capital expenditures	29,525	38,328
Total assets	348,286	235,635
Total liabilities	94,062	39,050
Operating segments [member] | San Francisco Mine
Disclosure Of Operating Segments [Line Items]
Metal revenues	67,187	105,162
Production costs	(68,838)	(69,818)
Depreciation and depletion	(7,175)	(4,641)
Corporate and administrative expenses	(1,667)	(2,047)
(Loss) earnings from operations	(10,493)	28,656
Capital expenditures	11,341	20,909
Total assets	91,763	89,612
Total liabilities	37,586	33,577
Operating segments [member] | Florida Canyon Mine [member]
Disclosure Of Operating Segments [Line Items]
Metal revenues	37,340
Production costs	(33,425)
Depreciation and depletion	(1,425)
(Loss) earnings from operations	2,490
Capital expenditures	2,406
Total assets	138,980
Total liabilities	50,669
Operating segments [member] | Ana Paula Project
Disclosure Of Operating Segments [Line Items]
Corporate and administrative expenses	22
Impairment of El Sauzal Plant	(8,963)
(Loss) earnings from operations	(8,941)
Capital expenditures	15,759	17,256
Total assets	114,496	107,196
Total liabilities	1,771	3,028
Other
Disclosure Of Operating Segments [Line Items]
Corporate and administrative expenses	(10,689)	(6,590)
Loss on sale of asset	(1,589)
(Loss) earnings from operations	(12,278)	(6,590)
Capital expenditures	19	163
Total assets	3,047	38,827
Total liabilities	$ 4,036	$ 2,445